Segment Information - Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Information [Line Items]
Net sales	$ 1,802.5	$ 1,758.4	$ 1,834.1	$ 1,644.0	$ 1,831.0	$ 1,713.3	$ 1,791.7	$ 1,663.7	$ 7,039.0	$ 6,999.7	$ 4,306.8
Long-lived assets	950.0				1,044.3				950.0	1,044.3
U.S.
Geographic Information [Line Items]
Net sales									3,541.1	3,431.3	2,624.3
Long-lived assets	350.0				365.4				350.0	365.4
Western Europe
Geographic Information [Line Items]
Net sales									1,701.0	1,795.3	909.1
Long-lived assets	340.0				393.9				340.0	393.9
Fast Growth
Geographic Information [Line Items]
Net sales									998.5	921.6	473.8
Long-lived assets	180.9				193.3				180.9	193.3
Other Developed
Geographic Information [Line Items]
Net sales									798.4	851.5	299.6
Long-lived assets	$ 79.1				$ 91.7				$ 79.1	$ 91.7